Schedule of 1800 Diagonal Notes (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Loss on debt issuance				$ 653,208
Thousand Eight Hundred Diagonal Notes [Member]
Debt Instrument [Line Items]
Beginning balance	$ 411,000	$ 432,000	$ 432,000
Issuance of 1800 Diagonal convertible notes	393,300	124,200
Loss on debt issuance	58,700	21,800
Repayments in cash	(316,719)	(145,286)
Change in fair value	(16,281)	(21,714)
Ending balance	530,000	$ 411,000	530,000	$ 432,000
Outstanding principal balance as of June 30, 2025	461,454		461,454
Accrued interest as of June 30, 2025	$ 97,176		$ 97,176